INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF EFFECTIVE INCOME TAX EXPENSE

	Year Ended December 31
	2023	2022	2021

Loss before income tax	$(18,057)	$(18,347)	$(40,148)
Statutory tax rate	23%	23%	23%
Income tax benefit at the statutory tax rate	4,153	4,220	9,234
Expenses not recognized for tax purposes	(4,153)	(4,220)	(9,234)
Recognition/Derecognition of deferred tax assets which were not recognized on prior periods	-	-	(142)
Income tax expense	$-	$-	$(142)

SCHEDULE OF INCOME TAX EXPENSE
	Year Ended December 31
	2023	2022	2021

Current	$-	$-	$-
Prior year taxes	-	-	142
Deferred taxes, net	-	-	-
Total	$-	-	$142